26. Financial Risk Management - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2020 $ / € £ / € Kč / €	Dec. 31, 2019 $ / € £ / € Kč / €	Dec. 31, 2018 $ / € £ / € Kč / €
CZK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate | Kč / €	0.03780	0.03896	0.03899
Spot rate | Kč / €	0.03811	0.03936	0.03887
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate | $ / €	0.87550	0.89326	0.84674
Spot rate | $ / €	0.81493	0.89015	0.87336
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate | £ / €	1.12397	1.13930	1.13031
Spot rate | £ / €	1.11231	1.17540	1.11791